Segment Reporting (Details) - Schedule of information about geographical areas - ZAR (R) R in Thousands		12 Months Ended
		Feb. 28, 2022	Feb. 28, 2021
Non-current operating assets1
Total		R 1,895,333	R 1,521,758
South Africa [Member]
Non-current operating assets1
Total	[1]	1,295,683	946,551
Africa-Other [Member]
Non-current operating assets1
Total	[1]	92,517	81,561
Europe [Member]
Non-current operating assets1
Total	[1]	192,712	252,425
Asia-Pacific, Middle East & USA [Member]
Non-current operating assets1
Total	[1],[2]	R 314,421	R 241,221

[1]	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.
[2]	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR113.0 million (2021: ZAR80.2 million).